Ordinary Shares (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended								12 Months Ended
	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Apr. 30, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Oct. 31, 2018 CNY (¥) shares	Oct. 31, 2018 USD ($) shares	Apr. 30, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Number of shares redesignated to ordinary shares, group one							60,027,926	60,027,926
Number of shares redesignated to ordinary shares, group two							13,600,000	13,600,000
Number of shares redesignated to ordinary shares, group three							8,500,000	8,500,000
Number of shares redesignated to ordinary shares, group four							2,132,353	2,132,353
Number of shares redesignated to ordinary shares, group six							1,104,535	1,104,535
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, issued (in shares)	17,310,696	17,310,696			25,063,451	25,063,451	42,000,000	42,000,000
Number of shares redesignated to ordinary shares, group five							9,309,000	9,309,000
Number of shares redesignated to ordinary shares, group seven							7,078,502	7,078,502
Number of shares redesignated to ordinary shares, group eight							14,643,281	14,643,281
Number of shares redesignated to ordinary shares, group nine							22,794,876	22,794,876
Number of shares redesignated to ordinary shares, group ten							27,996,184	27,996,184
Number of shares redesignated to ordinary shares, group eleven							41,480,769	41,480,769
Number of shares redesignated to ordinary shares, group twelve							954,605	954,605
Number of shares redesignated to ordinary shares, group thirteen							13,101,189	13,101,189
Number of shares redesignated to ordinary shares, group fourteen							13,759,564	13,759,564
Pre-IPO Series A Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group seven							7,078,502	7,078,502
Pre-IPO Class A Ordinary Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group one							60,027,926	60,027,926
Number of shares redesignated to ordinary shares, group five							9,309,000	9,309,000
Pre-IPO Class B Ordinary Shares
Ordinary shares
Stock conversion ratio, into Class A ordinary shares									1
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group two							13,600,000	13,600,000
Pre-IPO Class C Ordinary Shares
Ordinary shares
Stock conversion ratio, into Class A ordinary shares									1
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group three							8,500,000	8,500,000
Pre-IPO Class D Ordinary Shares
Ordinary shares
Stock conversion ratio, into Class A ordinary shares									1
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group four							2,132,353	2,132,353
Pre-IPO Series A+ Preferred Shares
Ordinary shares
Number of shares redesignated to ordinary shares, group eight							14,643,281	14,643,281
Pre-IPO Series B Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group nine							22,794,876	22,794,876
Pre-IPO Series C Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group ten							27,996,184	27,996,184
Pre-IPO Series C1 Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group six							1,104,535	1,104,535
Number of shares redesignated to ordinary shares, group eleven							41,480,769	41,480,769
Pre-IPO Series C2 Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group twelve							954,605	954,605
Pre-IPO Series D1 Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group thirteen							13,101,189	13,101,189
Pre-IPO Series D2 Preferred Shares
Ordinary shares
Redesignation conversion ratio							1	1
Number of shares redesignated to ordinary shares, group fourteen							13,759,564	13,759,564
ADSs
Ordinary shares
Ordinary shares, issued (in shares)	17,310,696	17,310,696			25,063,451	25,063,451
American Depository Shares Class Z Common Stock
Ordinary shares
Ordinary shares, issued (in shares)							42,000,000	42,000,000
Price per share | $ / shares								$ 11.50
Net proceeds from the offering, after deducting commissions and offerings expenses	¥ 2,817.5	$ 399.4			¥ 2,170.8	$ 317.2	¥ 2,781.8	$ 443.3
Redesignation conversion ratio							1	1
Proceeds from common stock and notes issued net of issuance cost			¥ 1,647.7	$ 245.7